The estimated fair value of the warrants was valued using the Black-Scholes option pricing model at grant date, using the following assumptions: (Details)	Jun. 30, 2021
Measurement Input Expected Volatility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding, Measurement Input	56.23
Measurement Input Expected Volatility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding, Measurement Input	71.08
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.73
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.92
Measurement Input, Maturity [Member]
Debt Instrument [Line Items]
Warrant maturity terms	5 years